Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids, Inc [Member]
Revenue
Note 4. Revenue
The following table represents the Company’s revenues disaggregated, by sales channel.

	Nine Months Ended
	September 30, 2020	September 30, 2019
Revenue direct to customers	$1,729	$652
Revenue through channel partners	7,743	6,282

Total revenue	$9,472	$6,934

The Company did not recognize any revenue related to extended warranties in 2019 and thus all revenue recognized was recognized at a point in time.
Remaining performance obligations:
At September 30, 2020 and December 31, 2019, there was approximately $133 in deferred revenue related to unsatisfied extended warranty performance obligations that will be recognized in 2021 through 2026.
Contract Balances:
The timing of revenue recognition, billings and cash collections results in billed trade accounts receivable, and deferred revenue (contract liabilities) on the Consolidated Balance Sheets. In addition, the Company defers certain costs incurred to obtain a contract (contract costs).
Costs to obtain a contract:
Sales commissions paid to internal sales personnel, as well as associated payroll taxes and retirement plan contributions (together, sales commissions and associated costs) that are incremental to the acquisition of customer contracts, are capitalized as capitalized contract acquisition cost on the balance sheet when the period of benefit is determined to be greater than one year. In instances where an extended warranty is sold, the period of benefit would extend beyond 12 months and therefore, the practical expedient would not be met for those contracts and require capitalization of the related costs to obtain those contracts. The Company has elected to allocate the capitalized commissions to performance obligations on a relative basis (i.e., in proportion to the transaction price allocated to each performance obligation) to determine the period of amortization. As a result, substantially all of the commission is allocated to the combined equipment and installation performance obligation and is amortized upon transfer of control of this performance obligation, which typically occurs in same period in which commission liability is incurred. Total commission expense recognized during the nine months ended September 30, 2020 and 2019 was $142 and $45, respectively. The amount of capitalized commissions as of September 30, 2020 and as of December 31, 2019 was not material.

Note 4. Revenue
The following table represents the Company’s revenues for the year ended December 31, 2019, disaggregated, by sales channel.

Disaggregation of revenue:

2019
Revenue direct to customers	$3,263
Revenue through channel partners	3,952

Total revenue	$7,215

The Company did not recognize any revenue related to extended warranties in 2019 and thus all revenue recognized was recognized at a point in time.
Remaining performance obligations:
At December 31, 2019 and January 1, 2019, there was approximately $133 and $19 in deferred r
e
venue, respectively, related to unsatisfied extended warranty performance obligations that will be recognized in 2021 through 2026.
Contract balances
: The timing of revenue recognition, billings and cash collections results in billed trade accounts receivable, and deferred revenue (contract liabilities) on the Consolidated Balance Sheets. In addition, the Company defers certain costs incurred to obtain a contract (contract costs).
Contract liabilities:
Deferred revenue of approximately $133 and $19 existed at December 31, 2019 and January 1, 2019, respectively. There was no deferred revenue recognized in 2019.
Costs to obtain a contract:
Sales commissions paid to internal sales personnel, as well as associated payroll taxes and retirement plan contributions (together, sales commissions and associated costs) that are incremental to the acquisition of customer contracts, are capitalized as capitalized contract acquisition cost on the balance sheet when the period of benefit is determined to be greater than one year. In instances where an extended warranty is sold, the period of benefit would extend beyond 12 months and therefore, the practical expedient would not be met for those contracts and require capitalization of the related costs to obtain those contracts. The Company has elected to allocate the capitalized commissions to performance obligations on a relative basis (i.e., in proportion to the transaction price allocated to each performance obligation) to determine the period of amortization. As a result, substantially all of the commission is allocated to the equipment performance obligation or the combined equipment and installation performance obligation and is amortized upon transfer of control of this performance obligation, which typically occurs in same period in which commission liability is incurred. Total commission expense recognized during the year ended December 31, 2019 was $226. The amount of capitalized commissions as of January 1, 2019 and as of December 31, 2019 is not material.
Warranties:
The Company generally accrues estimated warranty costs at the time of sale related to its assurance-type warranties. In general, manufactured products are warranted against defects in material and workmanship when properly used for their intended purpose, installed correctly and appropriately maintained. The amount of the accrued warranty liability is estimated based on historical claims rates and warranty fulfillments costs adjusted for any expected changes in fulfillment costs.

The following is a roll-forward of the Company’s accrued warranty liability:

	2019	2018
Balance as of January 1	$910	$406
Accrual for warranties issued	415	919
Warranty charges	(316)	(415)

Balance as of December 31	$1,009	$910

The warranty liability is included in accrued expenses and other current liabilities on the Consolidated Balance Sheets.